Consolidated statement of profit or loss and other comprehensive income - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue from contracts with customers	$ 3,919,895	$ 3,178,925
Product manufacturing and operating costs (exclusive of depreciation presented separately)	(2,765,896)	(2,718,918)
Administrative and other expenses	(9,803,730)	(9,527,146)
Borrowing costs	(981,100)	(881,568)
Depreciation and amortisation expenses	(2,331,394)	(2,423,450)
Loss on equity investment securities at fair value through profit or loss		(8,113,657)
Research and development costs	(2,278,806)	(2,459,073)
Nasdaq listing related expenses	(168,507)	(927,876)
Share based compensation	(6,818,045)	(5,929,068)
Employee benefits expense	(8,909,635)	(7,162,384)
Foreign currency (loss)/gain	1,134,485	5,109,657
Gain on fair value of derivative financial instruments	263,257
Other income	640,729	806,734
Loss before income tax expense	(28,098,747)	(31,047,824)
Income tax expense	0	0
Loss for the period	(28,098,747)	(31,047,824)
Other comprehensive (loss)/income for the period, net of tax
Foreign exchange differences on translation of foreign operations	(2,827,882)	(8,328,385)
Total comprehensive loss for the period	$ (30,926,629)	$ (39,376,209)
Earnings per share for loss attributable to the ordinary equity holders of the group - basic	$ (0.06)	$ (0.06)
Earnings per share for loss attributable to the ordinary equity holders of the group - diluted	$ (0.06)	$ (0.06)